2. Summary of Significant Accounting Policies (Details - Change in fair value) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Derivative fair value, beginning balance	$ 429,000	$ 429,000
Change in fair value	(429,000)	0
Derivative fair value, ending balance	$ 0	$ 429,000